Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement
Interest receivable		£ 25,698	£ 25,187	£ 21,026
Interest payable		(12,869)	(13,912)	(9,977)
Net interest income		12,829	11,275	11,049
Fees and commissions receivable		3,247	3,175	2,983
Fees and commissions payable		(733)	(708)	(653)
Trading income		1,112	825	794
Other operating income		186	136	579
Non-interest income		3,812	3,428	3,703
Total income		16,641	14,703	14,752
Staff costs		(4,174)	(4,061)	(3,901)
Premises and equipment		(1,291)	(1,211)	(1,153)
Other administrative expenses		(1,643)	(1,819)	(2,008)
Depreciation and amortisation		(1,154)	(1,058)	(934)
Operating expenses		(8,262)	(8,149)	(7,996)
Profit before impairment losses		8,379	6,554	6,756
Impairment losses		(671)	(359)	(578)
Operating profit before tax		7,708	6,195	6,178
Tax charge		(1,874)	(1,465)	(1,434)
Profit from continuing operations		5,834	4,730	4,744
Profit/(loss) from discontinued operations, net of tax			81	(112)
Profit for the year		5,834	4,811	4,632
Attributable to:
Ordinary shareholders		5,479	4,519	4,394
Paid-in equity holders		352	283	242
Non-controlling interests		3	9	(4)
Profit for the year		£ 5,834	£ 4,811	£ 4,632
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.680	£ 0.525	£ 0.4917
Earnings per ordinary share - discontinued operations			0.010	(0.01222)
Total earnings per share attributable to ordinary shareholders - basic	[1]	0.680	0.535	0.47948
Earnings per ordinary share - diluted continuing operations		0.674	0.521	0.489
Earnings per ordinary share - diluted discontinued operations			0.010	(0.012)
Total earnings per share attributable to ordinary shareholders - diluted		£ 0.674	£ 0.531	£ 0.477

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)